Revenue Recognition - Deferred Contract Fulfillment Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement In Deferred Contract Fulfillment Costs [Roll Forward]
Beginning balance	$ 5,016	$ 4,456	$ 3,673
Additions to deferred contract fulfillment costs	3,270	3,010	2,635
Amortization of deferred contract fulfillment costs	(2,566)	(2,201)	(1,852)
Impairment of deferred contract fulfillment costs	0	(249)	0
Ending balance	$ 5,720	$ 5,016	$ 4,456